Financial assets at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2022
Financial assets at fair value through profit or loss [abstract]
Summary of financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss
in EUR million	2022	2021
Trading assets	56,870	51,381
Non-trading derivatives	3,893	1,536
Designated at fair value through profit or loss	6,159	6,355
Mandatorily measured at fair value through profit or loss	46,844	42,684
	113,766	101,956

Summary of exposure to (reverse) repurchase agreements	ING Group’s exposure to (reverse) repurchase transactions is included in the following lines in the statement of financial position:

Exposure to (reverse) repurchase agreements
in EUR million	2022	2021
Reverse repurchase transactions
Loans and advances to banks	19,395	3,403
Loans and advances to customers	1,306	71
Trading assets, loans and receivables	9,732	8,026
Loans and receivables mandatorily measured at fair value through profit or loss	43,153	39,823
	73,587	51,322
Repurchase transactions
Deposits from banks	3,809	4,138
Trading liabilities, funds on deposit	5,715	7,127
Funds entrusted designated and measured at fair value through profit or loss	43,131	34,608
	52,654	45,873

Summary of trading assets

Trading assets by type
in EUR million	2022	2021
Equity securities	11,737	17,566
Debt securities	4,189	5,319
Derivatives	30,841	19,764
Loans and receivables	10,103	8,733
	56,870	51,381

Summary of non-trading derivatives

Non-trading derivatives by type
in EUR million	2022	2021
Derivatives used in
- fair value hedges	836	365
- cash flow hedges	814	300
- hedges of net investments in foreign operations	119	18
Other non-trading derivatives	2,124	852
	3,893	1,536

Designated as at fair value through profit or loss

Designated at fair value through profit or loss by type
in EUR million	2022	2021
Debt securities	5,437	5,870
Loans and receivables	722	485
	6,159	6,355

Summary of financial instruments by type

Mandatorily at fair value through profit or loss by type
in EUR million	2022	2021
Equity securities	203	161
Debt securities	821	787
Loans and receivables	45,820	41,735
	46,844	42,684